EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in associates
The following table presents the change in the Company's investments in associates during the year:

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS
Balance, beginning of year	$—
Additions	294
Share of net income	8
Share of comprehensive income	44
Dividends received	(2)
Balance, end of year	$344

Disclosure Of Financial Information Of Associates	The summarized financial information below represents amounts in AEL Holdings' financial statements, adjusted by the Company for equity accounting purposes:

AS AT AND FOR THE SIX MONTHS ENDED SEP. 30, 2021 US$ MILLIONS
Total assets	$78,318
Total liabilities	71,943
Accumulated other comprehensive income	1,957
Other stockholders' equity	4,418
Total revenues	1,618
Total expenses	(1,491)
Income tax expense	(29)
Preferred stock dividends	(22)
Net income	76
Other comprehensive income	452